INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of Deferred taxes comprise
	2022	2021

Net Operating Losses	14,849,000	14,986,000
Intangible assets	74,000
Stock based compensation	418,000
Property and equipment	(140,000)
Valuation Allowance	(15,201,000)	(14,986,000)
Net Deferred Tax Asset	-	-

Reconciliation of the effective income tax rate to the federal statutory rate:
Federal Income Tax Rate	21%	21%
Permanent Differences	(2)%	-
State Taxes, net	3%	-
Change in valuation allowance including the effect of the rate change	(22)%	(21)%
Effective income tax rate	0%	0%